DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
Derivatives Fair Value [Line Items]
Contract/ notional amount	£ 1,353,360	£ 2,075,682
Fair value assets	5,511	8,341
Fair value liabilities	4,643	8,228
The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,107,089	1,568,882
Fair value assets	5,456	7,667
Fair value liabilities	4,328	7,638
The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	246,271	506,800
Fair value assets	55	674
Fair value liabilities	315	590
The Bank
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,423,316	2,194,203
Fair value assets	6,898	12,595
Fair value liabilities	6,102	11,072
The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,339,293	2,042,168
Fair value assets	6,861	12,353
Fair value liabilities	5,792	10,783
The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	84,023	152,035
Fair value assets	37	242
Fair value liabilities	310	289
Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	167,443	162,382
Fair value assets	837	1,674
Fair value liabilities	751	1,774
Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	170,693	182,745
Fair value assets	1,108	1,951
Fair value liabilities	783	2,043
Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	935,212	1,401,088
Fair value assets	4,544	5,927
Fair value liabilities	3,310	5,486
Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,164,161	1,854,013
Fair value assets	5,730	10,343
Fair value liabilities	4,907	8,641
Credit derivatives | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	4,390	5,362
Fair value assets	64	65
Fair value liabilities	101	120
Equity and other contracts | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	44	50
Fair value assets	11	1
Fair value liabilities	166	258
Fair value hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	147,758	185,994
Fair value assets	48	347
Fair value liabilities	307	255
Fair value hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	56,732	58,066
Fair value assets	29	228
Fair value liabilities	307	221
Cash flow hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	98,513	320,806
Fair value assets	7	327
Fair value liabilities	8	335
Cash flow hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	27,291	93,969
Fair value assets	8	14
Fair value liabilities	3	68
Spot, forwards and futures | Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	12,243	15,055
Fair value assets	144	360
Fair value liabilities	156	124
Spot, forwards and futures | Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	12,235	14,117
Fair value assets	143	268
Fair value liabilities	158	83
Currency swaps | Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	155,190	147,303
Fair value assets	693	1,314
Fair value liabilities	595	1,650
Currency swaps | Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	158,448	168,605
Fair value assets	965	1,683
Fair value liabilities	625	1,960
Currency swaps | Fair value hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	34	36
Fair value assets	7	11
Fair value liabilities	0	0
Currency swaps | Fair value hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	34	36
Fair value assets	7	11
Fair value liabilities	0	0
Currency swaps | Cash flow hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	571	4,030
Fair value assets	7	37
Fair value liabilities	8	73
Currency swaps | Cash flow hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	415	616
Fair value assets	8	3
Fair value liabilities	3	26
Options purchased | Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	5	12
Fair value assets	0	0
Fair value liabilities	0	0
Options purchased | Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	5	12
Fair value assets	0	0
Fair value liabilities	0	0
Options purchased | Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	2,128	3,745
Fair value assets	19	55
Fair value liabilities	0	0
Options purchased | Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	2,138	3,824
Fair value assets	20	56
Fair value liabilities	0	0
Options written | Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	5	12
Fair value assets	0	0
Fair value liabilities	0	0
Options written | Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	5	11
Fair value assets	0	0
Fair value liabilities	0	0
Options written | Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,229	3,064
Fair value assets	0	0
Fair value liabilities	10	62
Options written | Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,220	3,025
Fair value assets	0	0
Fair value liabilities	10	75
Interest rate swaps | Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	931,834	1,312,974
Fair value assets	4,525	5,872
Fair value liabilities	3,300	5,421
Interest rate swaps | Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,160,782	1,762,919
Fair value assets	5,710	10,287
Fair value liabilities	4,897	8,562
Interest rate swaps | Fair value hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	147,724	185,958
Fair value assets	41	336
Fair value liabilities	307	255
Interest rate swaps | Fair value hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	56,698	58,030
Fair value assets	22	217
Fair value liabilities	307	221
Interest rate swaps | Cash flow hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	97,942	316,776
Fair value assets	0	290
Fair value liabilities	0	262
Interest rate swaps | Cash flow hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	26,876	93,353
Fair value assets	0	11
Fair value liabilities	0	42
Forward rate agreements | Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	21	81,305
Fair value assets	0	0
Fair value liabilities	0	3
Forward rate agreements | Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	21	84,245
Fair value assets	0	0
Fair value liabilities	0	4
Credit derivatives | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	4,439	5,407
Fair value assets	23	59
Fair value liabilities	102	99
Equity and other contracts | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	0	3
Fair value assets	0	0
Fair value liabilities	£ 0	£ 0